Lessor Accounting (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Balance at beginning of year	¥ 2,627	¥ 2,675
Charge-offs	(2,199)	(1,653)
Provision	2,351	1,495
Translation adjustments and other	289	110
Balance at end of year	¥ 3,068	¥ 2,627